Provisions, income tax liabilities and other liabilities - Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
France
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	€ (156)	€ (106)	€ 23
Germany
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(205)	(113)	121
US
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(382)	(156)	22
UK
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	131	(237)	115
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Current service cost	193	227	221
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(68)	5	(199)
Net interest cost/(income) including administration costs and taxes paid during the period	49	49	69
Contributions from plan members	(6)	(6)	(7)
Expense/(gain) recognized directly in profit or loss	168	276	84
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	650	685	(266)
Expense/(gain) for the period	(482)	(409)	350
Pensions and other post-employment benefits | France
Disclosure of defined benefit plans [line items]
Current service cost	61	72	65
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(60)	2	(87)
Net interest cost/(income) including administration costs and taxes paid during the period	10	5	7
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	11	80	(15)
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	156	106	(23)
Expense/(gain) for the period	(145)	(26)	8
Pensions and other post-employment benefits | Germany
Disclosure of defined benefit plans [line items]
Current service cost	44	47	49
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	2	0	10
Net interest cost/(income) including administration costs and taxes paid during the period	7	5	13
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	53	52	72
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	204	113	(121)
Expense/(gain) for the period	(151)	(61)	193
Pensions and other post-employment benefits | US
Disclosure of defined benefit plans [line items]
Current service cost	50	57	51
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	1	0	(123)
Net interest cost/(income) including administration costs and taxes paid during the period	30	27	34
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	81	84	(38)
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	382	157	(22)
Expense/(gain) for the period	(301)	(73)	(16)
Pensions and other post-employment benefits | UK
Disclosure of defined benefit plans [line items]
Current service cost	0	0	0
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(6)	3	0
Net interest cost/(income) including administration costs and taxes paid during the period	(7)	3	5
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	(13)	6	5
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(130)	236	(115)
Expense/(gain) for the period	117	(230)	120
Pensions and other post-employment benefits | Other
Disclosure of defined benefit plans [line items]
Current service cost	38	51	56
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(5)	0	1
Net interest cost/(income) including administration costs and taxes paid during the period	9	9	10
Contributions from plan members	(6)	(6)	(7)
Expense/(gain) recognized directly in profit or loss	36	54	60
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	38	73	15
Expense/(gain) for the period	€ (2)	€ (19)	€ 45